Fair Value Measurements (Details) (Designated as Hedging Instrument [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012		Jan. 01, 2012
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	$ 52	[1]	$ (500)	[1]
Gain/ (Loss) reclassified from Accumulated OCI into income	(124)	[1]	(232)	[1]
Gain/ (Loss) recognized in Other income/expense	(6)	[2]	1	[2]
Foreign exchange contracts [Member] | Sales to customers [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	45	[1],[3]	(60)	[1],[3]
Gain/ (Loss) reclassified from Accumulated OCI into income	(58)	[1],[3]	(9)	[1],[3]
Gain/ (Loss) recognized in Other income/expense	(1)	[2],[3]	(1)	[2],[3]
Foreign exchange contracts [Member] | Cost of products sold [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	103	[1],[3]	(103)	[1],[3]
Gain/ (Loss) reclassified from Accumulated OCI into income	(98)	[1],[3]	(154)	[1],[3]
Gain/ (Loss) recognized in Other income/expense	(4)	[2],[3]	2	[2],[3]
Foreign exchange contracts [Member] | Research and development expense [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	(42)	[1],[3]	24	[1],[3]
Gain/ (Loss) reclassified from Accumulated OCI into income	19	[1],[3]	(22)	[1],[3]
Gain/ (Loss) recognized in Other income/expense	(1)	[2],[3]	(1)	[2],[3]
Foreign exchange contracts [Member] | Other (income)/expense, net [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	(65)	[1],[3]	45	[1],[3]
Gain/ (Loss) reclassified from Accumulated OCI into income	29	[1],[3]	(2)	[1],[3]
Gain/ (Loss) recognized in Other income/expense	0	[2],[3]	1	[2],[3]
Cross currency interest rate swaps [Member] | Interest (income)/Interest expense, net [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	11	[1],[4]	(406)	[1],[4]
Gain/ (Loss) reclassified from Accumulated OCI into income	(16)	[1],[4]	(45)	[1],[4]
Gain/ (Loss) recognized in Other income/expense	$ 0	[2],[4]	$ 0	[2],[4]

[1]	Effective portion
[2]	Ineffective portion
[3]	Foreign exchange contracts
[4]	Cross currency interest rate swaps